SHARE CAPITAL AND OTHER RESERVES (Tables)	12 Months Ended
Dec. 31, 2023
SHARE CAPITAL AND OTHER RESERVES
Schedule of components of other reserves

	December 31,	December 31,	December 31,
	2023	2022	2021
Other reserve - Share options	$2,296,229	$1,781,096	$1,624,053
Other reserve - Warrants	59,702	263,596	—
	$2,355,931	$2,044,692	$1,624,053

Schedule of changes in share options

	2023		2022		2021
		Weighted		Weighted		Weighted
	Number of	average	Number of	average	Number of	average
	share options	exercise price	share options	exercise price	share options	exercise price
Outstanding, January 1,	1,093,333	$1.67	716,663	$2.37	716,663	$2.36
Granted	2,370,000	0.77	460,003	0.92	—	—
Expired	—	—	(83,333)	2.36	—	—
Outstanding, December 31,	3,463,333	$1.06	1,093,333	$1.67	716,663	$2.37

Schedule of information about share options outstanding and exercisable

	Share options outstanding		Share options exercisable
	Number of	Weighted	Number of	Weighted
	share options	average years	share options	average
Exercise prices	outstanding	to expiry	exercisable	exercise price
$0.50 - $1.00	2,830,003	4.65	345,000	$0.92
$2.01 - $2.50	633,330	6.20	633,330	2.27
	3,463,333	4.93	978,330	$1.79

Schedule of weighted average assumptions used to estimate the fair value of share options granted and/or vested

			For the year ended
	December 31,	December 31,	December 31,
	2023	2022	2021
Expected life	5.00 years	5.00 years	N/A
Expected volatility	133.51%	143.18%	N/A
Risk-free interest rate	4.69%	4.09%	N/A
Expected dividend yield	Nil	Nil	N/A
Forfeiture rate	Nil	Nil	N/A

Schedule of changes in warrants

	2023		2022		2021
	Number of	Warrant	Number of	Warrant	Number of	Warrant
	warrants	reserve	warrants	reserve	warrants	reserve
Outstanding, January 1,	362,833	$263,596	—	$—	—	$—
Transactions during the period:
Warrants issued - IPO	—	—	262,833	238,217	—	—
Warrants issued - consultants	—	—	100,000	25,379	—	—
Value assigned to warrants vested - consultants	—	34,323	—	—	—	—
Warrants expired	(262,833)	(238,217)	—	—	—	—
Outstanding, December 31,	100,000	$59,702	362,833	$263,596	—	$—

Schedule of weighted average assumptions used to estimate the fair value of warrants using the Black-Scholes pricing model

			For the year ended
	December 31,	December 31,	December 31,
	2023	2022	2021
Expected life	N/A	1.91 years	N/A
Expected volatility	N/A	109.94%	N/A
Risk-free interest rate	N/A	1.42%	N/A
Expected dividend yield	N/A	Nil	N/A
Forfeiture rate	N/A	Nil	N/A